Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Jan. 28, 2016
Document Effective Date	Feb. 01, 2016
Prospectus Date	Feb. 01, 2016
Gotham Absolute Return Fund | Institutional Class
Prospectus:
Trading Symbol	GARIX
Gotham Absolute 500 Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GFIVX
Gotham Enhanced Return Fund | Institutional Class
Prospectus:
Trading Symbol	GENIX
Gotham Enhanced 500 Fund | Institutional Class
Prospectus:
Trading Symbol	GENFX
Gotham Index Plus Fund | Institutional Class
Prospectus:
Trading Symbol	GINDX
Gotham Institutional Value Fund | Institutional Class
Prospectus:
Trading Symbol	GINVX
Gotham Neutral Fund | Institutional Class
Prospectus:
Trading Symbol	GONIX
Gotham Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	GTRFX